UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated other comprehensive loss associated companies [Member]	Retained Earnings [Member]	Senior Unsecured Convertible Bonds due 2023 [Member] Additional Paid-in Capital [Member]
Starting Balance at Dec. 31, 2016	$ 1,134,095	$ 1,015	$ 282,502	$ 680,703	$ (84,779)	$ (976)	$ 255,630
Starting Balance (in shares) at Dec. 31, 2016	101,504,575	101,504,575
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	0	0
Shares issued	$ 0	$ 0	0
Amortization of stock based compensation	181		181
Shares issued arising from conversion of 3.25% convertible bonds due 2018			0
Adjustment to equity component arising from reacquisition of 3.25% convertible bonds due 2018	0		0
Shares issued arising from consideration paid on vessel acquisitions			0
Equity component of convertible bond issuance, net	0							$ 0
Gain/(loss) on hedging financial instruments reclassified into earnings	708				708
Fair value adjustments to hedging financial instruments	3,726				3,221	505
Reclassification of unrealized losses upon adoption of ASU 2016-01					0		0
Fair value adjustments to available-for-sale securities	0				(8,806)
Loss on marketable securities reclassified into earnings	(8,806)				0
Other comprehensive income/(loss)	39				39
Net income	52,393						52,393
Dividends declared	(84,135)						(84,154)
Ending Balance at Jun. 30, 2017	$ 1,098,182	$ 1,015	282,683	680,703	(89,617)	(471)	223,869
Ending Balance (in shares) at Jun. 30, 2017	101,504,575	101,504,575
Starting Balance at Dec. 31, 2016	$ 1,134,095	$ 1,015	282,502	680,703	(84,779)	(976)	255,630
Starting Balance (in shares) at Dec. 31, 2016	101,504,575	101,504,575
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	9,426,298	9,426,298
Shares issued	$ 137,245	$ 94	88
Amortization of stock based compensation	374		374
Shares issued arising from conversion of 3.25% convertible bonds due 2018			137,063
Adjustment to equity component arising from reacquisition of 3.25% convertible bonds due 2018	16,368		(16,368)
Shares issued arising from consideration paid on vessel acquisitions			0
Equity component of convertible bond issuance, net	0							0
Gain/(loss) on hedging financial instruments reclassified into earnings	1,555				1,555
Fair value adjustments to hedging financial instruments	11,156				9,974	1,182
Reclassification of unrealized losses upon adoption of ASU 2016-01					0		0
Fair value adjustments to available-for-sale securities	2,106				(23,528)
Loss on marketable securities reclassified into earnings	(23,528)				2,106
Other comprehensive income/(loss)	60				60
Net income	101,209						101,209
Dividends declared	(152,907)						(152,907)
Ending Balance at Dec. 31, 2017	$ 1,194,997	$ 1,109	403,659	680,703	(94,612)	206	203,932
Ending Balance (in shares) at Dec. 31, 2017	110,930,873	110,930,873
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	8,442,191	8,442,191
Shares issued	$ 67,972	$ 85	0
Amortization of stock based compensation	234		234
Shares issued arising from conversion of 3.25% convertible bonds due 2018			9,927
Adjustment to equity component arising from reacquisition of 3.25% convertible bonds due 2018	9,933		(9,933)
Shares issued arising from consideration paid on vessel acquisitions	58,000		57,960
Equity component of convertible bond issuance, net	7,905							$ 7,905
Gain/(loss) on hedging financial instruments reclassified into earnings	126				126
Fair value adjustments to hedging financial instruments	9,480				9,119	361
Reclassification of unrealized losses upon adoption of ASU 2016-01					98,782		(98,782)
Fair value adjustments to available-for-sale securities	0				4,540
Loss on marketable securities reclassified into earnings	4,540				0
Other comprehensive income/(loss)	(1)				(1)
Net income	40,421						40,421
Dividends declared	(73,917)						(73,917)
Ending Balance at Jun. 30, 2018	$ 1,241,824	$ 1,194	$ 469,752	$ 680,703	$ 17,954	$ 567	$ 71,654
Ending Balance (in shares) at Jun. 30, 2018	119,373,064	119,373,064